Warrants Liability - Schedule of Fair Value of the Warrants Granted (Details)	12 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
PIPE Warrants [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	4,910,000
Dividend yield	0.00%
Expected volatility	80.00%
Risk-free interest rate	4.325%
Expected life of warrants	4
Exercise price (in Dollars per share)	$ 7
Implied issue date share price (in Dollars) | $	$ 1.9
Polar Multi-Strategy Master Fund [Member] | Warrants Issued on 27 February 2024 with Exercise Price of $5.00 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	350,000
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.948%
Expected life of warrants	1.25
Exercise price (in Dollars per share)	$ 10
Implied issue date share price (in Dollars) | $	$ 1.23
Empery Asset Management LP [Member] | Empery PIPE Investor Warrants Issued on 27 February 2024 with Exercise Price of $5.00 [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,000,000
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.948%
Expected life of warrants	1.25
Exercise price (in Dollars per share)	$ 10
Implied issue date share price (in Dollars) | $	$ 10.2
Empery Asset Management LP [Member] | Additional Warrants Issued to Empery Asset Management LP [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,000,000
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.30%
Expected life of warrants	5
Exercise price (in Dollars per share)	$ 11.45
Implied issue date share price (in Dollars) | $	$ 1.53
Gem Global Yield LLC SCS [Member] | Warrants Issued on 27 February 2024 with Exercise Price of $5.00 One [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,814,797
Dividend yield	0.00%
Expected volatility	75.00%
Risk-free interest rate	4.50%
Expected life of warrants	3
Exercise price (in Dollars per share)	$ 10.71
Implied issue date share price (in Dollars) | $	$ 10.2
Monte Carlos Simulation [Member] | Warrants Issued on 27 February 2024 with Exercise Price of $5.00 One [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,814,797
Dividend yield	0.00%
Expected volatility	85.00%
Risk-free interest rate	3.802%
Expected life of warrants	1.66
Exercise price (in Dollars per share)	$ 5
Share price at 30 June 2024 (in Dollars per share)	$ 3.58
Black and Scholes Option [Member] | Additional Warrants Issued to Empery Asset Management LP [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	1,000,000
Dividend yield	0.00%
Expected volatility	85.00%
Risk-free interest rate	3.733%
Expected life of warrants	3.97
Exercise price (in Dollars per share)	$ 5
Share price at 30 June 2024 (in Dollars per share)	$ 3.58
Black and Scholes Option [Member] | PIPE Warrants [Member]
Schedule of Fair Value of the Warrants Granted [Line Items]
Number warrants issued (in Shares) | shares	4,910,000
Dividend yield	0.00%
Expected volatility	85.00%
Risk-free interest rate	3.713%
Expected life of warrants	3.6
Exercise price (in Dollars per share)	$ 7
Share price at 30 June 2024 (in Dollars per share)	$ 3.58